Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 309,729	¥ 219,583
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	180,687	210,868
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	33,018
Beijing Changxing Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	25,799
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	25,170	4,085
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	36,714	3,530
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	379	761
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	1,549	¥ 339
Beijing Yiche Information Technology Cp., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	205
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	2,598
Beijing Yiche Interactive Advertising Co., Ltd. Shanghai Branch
Related Party Transaction [Line Items]
Amounts due to related parties	3,500
Beijing Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	80
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 30